Offerings - Offering: 1	Mar. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.90% Senior Notes due 2056
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	(a) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. (b) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-279061-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.